General information and basis of preparation	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement of IFRS Compliance [Abstract]
General information and basis of preparation
General information and basis of preparation
On 10 May 2021, Coca-Cola European Partners plc (Legacy CCEP) acquired Coca-Cola Amatil Limited (referred to as CCL pre acquisition, and API post acquisition), and subsequently changed its name to Coca-Cola Europacific Partners plc (the Company, or Parent Company). The Company and its subsidiaries (together CCEP, or the Group) are a leading consumer goods group in Western Europe and the Asia Pacific region, making, selling and distributing an extensive range of primarily non-alcoholic ready to drink beverages.
Refer to Note 4 for further details about the acquisition of CCL (the Acquisition).
The Company has ordinary shares with a nominal value of €0.01 per share (Shares). CCEP is a public company limited by shares, incorporated under the laws of England and Wales with the registered number in England of 9717350. The Group’s Shares are listed and traded on Euronext Amsterdam, the NASDAQ Global Select Market, London Stock Exchange and on the Spanish Stock Exchanges. The address of the Company’s registered office is Pemberton House, Bakers Road, Uxbridge, UB8 1EZ, United Kingdom.
The consolidated financial statements of the Group for the year ended 31 December 2021 were approved and signed by Damian Gammell, Chief Executive Officer on 15 March 2022 having been duly authorised to do so by the Board of Directors.
Impact of COVID-19
The COVID-19 pandemic and related response measures have had and may continue to have an adverse effect on global economic conditions, as well as our business, results of operations, cash flows and financial condition. At this time, we cannot predict the degree to which, or the time period over which, our business will continue to be affected by COVID-19 and the related response measures. These impacts limit the comparability of these consolidated financial statements with prior periods.
In addition, as part of the preparation of these consolidated financial statements, we have considered the impact of COVID-19 on our accounting policies and judgements and estimates. The key accounting impacts and considerations for the Group are included in the relevant notes herein.
Impact of climate change
As part of the preparation of these consolidated financial statements, we have considered the relevant disclosures in the Strategic Report with respect to the recommendations of the Taskforce on Climate-related Financial Disclosures. Our considerations focused on the valuation of long-term assets. Based on currently known information, there were no issues identified that could have a material impact on the carrying values of assets and liabilities in these consolidated financial statements.
Basis of preparation
These consolidated financial statements of the Group reflect the following:
•They have been prepared in accordance with U.K. adopted International Accounting Standards, International Financial Reporting Standards (IFRS) as adopted by the European Union and International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB).
•They have been prepared under the historical cost convention, except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods, except for the adoption of new standards and amendments as of 1 January 2021, as described below under accounting policies.
•They are presented in euros, which is also the Parent Company’s functional currency and all values are rounded to the nearest € million except where otherwise indicated.
•They have been prepared on a going concern basis (refer to page 110).
Basis of consolidation
The consolidated financial statements comprise the financial statements of the Group and its subsidiaries. All subsidiaries have accounting years ended 31 December and apply consistent accounting policies for the purpose of the consolidated financial statements.
Subsidiary undertakings are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through the Group’s power to direct the activities of the entity. All intercompany accounts and transactions are eliminated on consolidation.
Associates are all entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% to 50% of voting rights. Investments in associates are accounted for using the equity method of accounting, after initially being recognised at cost.
The Group treats transactions with non-controlling interests that do not result in a loss of control as equity transactions.
When the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and any other components of equity, while any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.
The financial results presented herein for the years ended 31 December 2019 and 2020 and for the period from 1 January 2021 through to the Acquisition refer to Legacy CCEP and its consolidated subsidiaries, and the period from the Acquisition to 31 December 2021 refer to the combined financial results of CCEP.
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement. The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency.
Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilised to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the year ended(A)			Closing as at
	31 December 2021	31 December 2020	31 December 2019	31 December 2021	31 December 2020
UK Sterling	1.16	1.13	1.14	1.19	1.11
US Dollar	0.85	0.88	0.89	0.88	0.81
Norwegian Krone	0.10	0.09	0.10	0.10	0.10
Swedish Krone	0.10	0.10	0.09	0.10	0.10
Icelandic Krone	0.01	0.01	0.01	0.01	0.01
Australian Dollar	0.63	n/a	n/a	0.64	n/a
Indonesian Rupiah(B)	0.06	n/a	n/a	0.06	n/a
New Zealand Dollar	0.60	n/a	n/a	0.60	n/a
Papua New Guinean Kina	0.24	n/a	n/a	0.25	n/a
(A)For current year period European rates and US dollar are calculated as average for the period 1 January 2021 to 31 December 2021. Asia Pacific rates are calculated as average for the period from 10 May 2021 to 31 December 2021.
(B)Indonesian Rupiah is shown as 1000 IDR versus 1 EUR.
Reporting periods
In these consolidated financial statements, the Group is reporting the financial results for the years ended 31 December 2021, 31 December 2020 and 31 December 2019.
Typically, sales of the Group’s products are seasonal. In Europe, the second and third quarters typically account for higher unit sales of the Group’s products than the first and fourth quarters. In our API territories, the fourth quarter typically reflects the highest unit sales volumes each year. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s reported results for the first and second halves of the year. Additionally, year over year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half yearly basis.
The following table summarises the number of selling days for the years ended 31 December 2021, 31 December 2020 and 31 December 2019 (based on a standard five day selling week):

	First Half	Second Half	Full Year
2021	131	130	261
2020	128	134	262
2019	129	132	261